Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail) - ARS ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 14, 2020	May 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2021	Sep. 01, 2020
Disclosure of subsidiaries [line items]
Share Capital			$ 1,474,692	$ 1,474,692			$ 47,927,494
Net cash flows used in investment activities			$ (8,417,683)	$ (10,237,381)	$ (10,844,469)
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of capital stock	17.00%		100.00%
Number of shares issued			1,680,183,936			10,000
Par value per share							$ 1
Rights per share			one vote per share
Galicia Securities S.A.U. [member]
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		100.00%				0.00057%
Consideration transferred, acquisition date fair value		$ 48,540
Net identifiable assets recognized		34,650
Goodwill recognized as of acquisition date		13,890
Net cash flows used in investment activities		$ 48,540